Consolidated Statements of Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands		Total	Reclassifications	Common shares SVS		Common shares MVS	Additional paid-in capital	Additional paid-in capital Reclassifications	Treasury shares	Treasury shares Reclassifications	Accumulated other comprehensive loss	Accumulated deficit
Redeemable non-controlling interest, beginning balance at Dec. 31, 2022		$ 121,113
Redeemable non-controlling interest contingency
Contribution from non-controlling interest		4,166
Foreign currency translation gain (loss)		4,511
Excess redemption value above carrying value		0
Net loss		(9,140)
Redeemable non-controlling interest, ending balance at Dec. 31, 2023		$ 120,650
Common stock, beginning balance (in shares) at Dec. 31, 2022		717,490,830		623,520,125		93,970,705
Balance, beginning of period at Dec. 31, 2022		$ 1,279,705					$ 2,163,061	$ (5,208)	$ (5,208)	$ 5,208	$ (18,594)	$ (859,554)
Changes in stockholders equity
Issuance of shares in connection with acquisitions (in shares)		12,329,002		12,329,002
Issuance of shares in connection with acquisitions		$ 17,375					17,375
Issuance of shares in connection with public offering (in shares)		2,700,000		2,700,000
Issuance of shares in connection with public offering		$ 11,497					11,497
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)		(254,315)		(254,315)	[1]
SVS* contributed to Curaleaf, Inc. in connection with the Reorganization	[1]	$ (1,050)							(1,050)
Acquisition escrow shares returned and retired (in shares)		(350,794)		(350,794)
Acquisition escrow shares returned and retired		$ (2,465)					(2,465)
Foreign currency translation gain (loss)		$ 6,719									6,719
Exercise (in shares)		211,775		211,775
Exercise of stock options		$ 48					48
Issuance of SVS for settlement of RSUs (in shares)		1,601,305		1,601,305	[1]
Excess redemption value above carrying value		$ 0
Share-based compensation		20,010					20,010
Net loss		$ (281,197)										(281,197)
Common stock, ending balance (in shares) at Dec. 31, 2023		733,727,803		639,757,098		93,970,705
Balance, end of period at Dec. 31, 2023		$ 1,050,642	$ (488)				2,204,318	$ (1,538)	(1,050)	$ 1,050	(11,875)	(1,140,751)
Redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		(4,633)
Excess redemption value above carrying value		22,746
Net loss		(6,584)
Redeemable non-controlling interest, ending balance at Dec. 31, 2024		$ 132,179
Changes in stockholders equity
Issuance of shares in connection with acquisitions (in shares)		12,800,791		12,800,791
Issuance of shares in connection with acquisitions		$ 32,117					32,117
Acquisition escrow shares returned and retired (in shares)		(170,158)		(170,158)
Acquisition escrow shares returned and retired		$ (535)					(535)
Foreign currency translation gain (loss)		$ (8,205)									(8,205)
Exercise (in shares)		75,391		75,391
Exercise of stock options		$ 156					156
Issuance of SVS for settlement of RSUs (in shares)		3,228,557		3,228,557
Issuance of SVS* for settlement of PSUs (in shares)		396,537		396,537	[1]
Excess redemption value above carrying value		$ (22,746)					(22,746)
Share-based compensation		25,696					25,696
Net loss		$ (215,423)										(215,423)
Common stock, ending balance (in shares) at Dec. 31, 2024		750,058,921		656,088,216		93,970,705
Balance, end of period at Dec. 31, 2024		$ 861,214					$ 2,237,468		$ 0		$ (20,080)	$ (1,356,174)

[1]	*as defined herein